BASIS OF PRESENTATION	6 Months Ended
Jun. 30, 2011
BASIS OF PRESENTATION [Abstract]
BASIS OF PRESENTATION
NOTE A – BASIS OF PRESENTATION

The accompanying unaudited consolidated financial statements have been prepared in accordance with generally accepted accounting principles for interim financial statements.  Accordingly, they do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements.  However, in the opinion of management, all adjustments (consisting of normal recurring adjustments) considered necessary for fair presentation have been included.  Operating results for the six months ended June 30, 2011, are not necessarily indicative of the results that may be expected for the year ending December 31, 2011.  For further information, please refer to the Company's Form 10-K filed March 12, 2011, which includes the consolidated financial statements and footnotes for the year ended December 31, 2010.